Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST X
Prospectus Date	rr_ProspectusDate	Mar. 30, 2012
Supplement Text Block	pstx1_SupplementTextBlock

Pioneer Fundamental Growth Fund

Supplement to the Prospectus and Summary Prospectus, each dated March 30, 2012

Pioneer has agreed contractually to limit ordinary operating expenses to the extent required to reduce fund expenses to 1.09% of the average daily net assets attributable to Class A Shares. The expense limit will be in effect through August 1, 2013.

Pioneer Fundamental Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	pstx1_SupplementTextBlock

Pioneer Fundamental Growth Fund

Supplement to the Prospectus and Summary Prospectus, each dated March 30, 2012

Pioneer has agreed contractually to limit ordinary operating expenses to the extent required to reduce fund expenses to 1.09% of the average daily net assets attributable to Class A Shares. The expense limit will be in effect through August 1, 2013.